Condensed Consolidated Statement of Changes in Equity - EUR (€) € in Thousands	Share capital	Share Premium [Member]	Equity Settled Employee Benefit Reserve	Translation Reserve	Accumulated Deficit	Total	Non-controlling interests [Member]	Total
Balance at beginning of period at Dec. 31, 2017	€ 1,457	€ 148,763	€ 8,377	€ 136	€ (119,370)	€ 39,363	€ (38)	€ 39,325
Balance at beginning of period (in shares) at Dec. 31, 2017								36,425,014
Result for the period					(23,974)	(23,974)	(135)	€ (24,109)
Other comprehensive income				(15)		(15)		(15)
Recognition of share-based payments			2,245			2,245		2,245
Issue of ordinary shares	265	84,032				84,297		€ 84,297
Issue of ordinary shares (in shares)								6,612,500
Shares options exercised		659				659		€ 659
Balance at end of period at Sep. 30, 2018	1,722	233,454	10,622	121	(143,344)	102,575	(173)	€ 102,402
Balance at end of period (in shares) at Sep. 30, 2018								43,037,514
Balance at beginning of period at Dec. 31, 2018	1,726	235,744	10,780	108	(155,443)	92,915	(230)	€ 92,685
Balance at beginning of period (in shares) at Dec. 31, 2018								43,149,987
Result for the period					(37,945)	(37,945)	(222)	€ (38,167)
Other comprehensive income				121		121		121
Recognition of share-based payments			4,614			4,614		4,614
Shares options lapsed			(33)		33
Shares options exercised		166	(115)		115	166		166
Balance at end of period at Sep. 30, 2019	€ 1,726	€ 235,910	€ 15,246	€ 229	€ (193,240)	€ 59,871	€ (452)	€ 59,419
Balance at end of period (in shares) at Sep. 30, 2019								43,149,987